DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of amounts recognized in gain on derivative financial instruments line item of consolidated statements of income

	Year Ended December 31,
	2022	2021
Premiums realized on written foreign exchange call options	$(859)	$(2,276)
Unrealized loss on warrants	9,820	16,736
Realized loss (gain) on currency and commodity derivatives	22,175	(47,754)
Unrealized loss on currency and commodity derivatives	59,556	44,397
Loss on derivative financial instruments	$90,692	$11,103